Exhibit 99.1

CF 2019-CF3 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2019-CF3

Report To:

KeyBank National Association

KeyBanc Capital Markets Inc.

CCRE Commercial Mortgage Securities, L.P.

Cantor Fitzgerald & Co.

Deutsche Bank Securities Inc.

Drexel Hamilton, LLC

CastleOak Securities, L.P.

27 November 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

KeyBank National Association 11501 Outlook, Suite 300 Overland Park, Kansas 66211	Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

KeyBanc Capital Markets Inc. 127 Public Square Cleveland, Ohio 44114	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

CCRE Commercial Mortgage Securities, L.P. Cantor Fitzgerald & Co. 110 East 59th Street New York, New York 10022	CastleOak Securities, L.P. 110 East 59th Street Second Floor New York, New York 10022

Re:	CF 2019-CF3 Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-CF3 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist KeyBank National Association and KeyBanc Capital Markets Inc. (collectively, “KeyBank”) with respect to certain information relating to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, KeyBank provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that KeyBank instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that KeyBank instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which KeyBank instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that KeyBank indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. KeyBank is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by KeyBank upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by KeyBank that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 November 2019

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, KeyBank indicated that the assets KeyBank is contributing to the Issuing Entity’s securitization transaction will primarily consist of a pool of 18 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	KeyBank provided us with:
a.	An electronic data file (the “Preliminary Data File”) that KeyBank indicated contains information relating to the Mortgage Loans as of the related payment date of each Mortgage Loan in December 2019 or, in the case of any Mortgage Loan that has its first payment date subsequent to December 2019, the date that would have been its payment date in December 2019 under the terms thereof if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on the Preliminary Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on the Preliminary Data File.

2.	For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by KeyBank, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by KeyBank to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, KeyBank instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 9

2. (continued)

Additionally, for any Mortgage Loan(s) listed in the table below, KeyBank provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, KeyBank instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

3.	As instructed by KeyBank, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 2. above and provided a list of such differences to KeyBank. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

4.	Subsequent to the performance of the procedures described in Items 2. and 3. above, KeyBank provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that KeyBank indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

5.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Maturity/ARD Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document(s),

we recalculated the “Original Interest Only Period (Months)” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) and any Amortizing Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, KeyBank instructed us to use the “Original Balloon Term (Months),” as shown on the Final Data File, for the “Original Interest Only Period (Months)” characteristic.

For any Amortizing Loan, KeyBank instructed us to use “0” for the “Original Interest Only Period (Months)” characteristic.

8.	Using the:
a.	Original Balance,
b.	Interest Rate and
c.	Monthly Debt Service Payment (After IO),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amort. Term (Months)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, KeyBank, instructed us to use “0” for the “Original Amort. Term (Months)” characteristic.

9.	Using the:
a.	Original Balloon Term (Months),
b.	Original Interest Only Period (Months),
c.	Original Amort. Term (Months) and
d.	Seasoning as of Cut-off Date (Months),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months),
ii.	Rem IO Period and
iii.	Remaining Term to Amortization (Months) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

9. (continued)

For any Interest Only Loan, KeyBank instructed us to use “0” for the “Remaining Term to Amortization (Months)” characteristic.

10.	Using the:
a.	Original Balance,
b.	Interest Calculation (30/360 / Actual/360),
c.	Original Interest Only Period (Months),
d.	First Payment Date,
e.	Maturity/ARD Date,
f.	Interest Rate and
g.	Monthly Debt Service Payment (After IO),

as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property, as applicable, as of:

i.	The Cut-off Date of each Mortgage Loan (the “Cut-off Balance”),
ii.	The related payment date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first payment date after the month preceding the Cut-off Date, the date that would have been its payment date in the month preceding the Cut-off Date under the terms thereof if a monthly payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity/ARD Date” of the Mortgage Loan (the “Maturity Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, KeyBank instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity Balance” as the aggregate principal balance that is scheduled to be paid on the “Maturity/ARD Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service Payment (After IO),” as shown on the Final Data File, on the “Maturity/ARD Date.”

For any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Payment Date Mortgage Loan”), KeyBank instructed us to use the “Original Balance,” as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 5 of 9

11.	Using the:
a.	Interest Calculation (30/360 / Actual/360),
b.	Original Interest Only Period (Months),
c.	First Payment Date,
d.	Interest Rate,
e.	Monthly Debt Service Payment (After IO) and
f.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the “Monthly Debt Service Payment (After IO)” for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Payment Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Payment Date Mortgage Loan, KeyBank instructed us to use “0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	For any Pari Passu Mortgage Loan (as defined herein), KeyBank instructed us to use the information in the applicable Data Source(s) (as defined herein) to recalculate the:
a.	Aggregate principal balance of the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Non-Trust Pari Passu Cut-off Date Balance”) and
b.	Aggregate principal balance of the related Companion Loan(s) as of the maturity date or anticipated repayment date of the related Whole Loan (as defined herein) (the “Non-Trust Pari Passu Balloon Balance”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

12. (continued)

For the purpose of this procedure, KeyBank instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Non-Trust Pari Passu Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the related Whole Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, KeyBank instructed us to use “<blank>” for the “Non-Trust Pari Passu Cut-off Date Balance” and “Non-Trust Pari Passu Balloon Balance” characteristics.

13.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by KeyBank which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	UW NOI DSCR (Current),
ii.	UW NOI DSCR (After IO Period),
iii.	UW NCF DSCR (Current),
iv.	UW NCF DSCR (After IO Period),
v.	"As is" Cut-off Date LTV,
vi.	LTV at Cut-off,
vii.	LTV at Maturity,
viii.	U/W NOI Debt Yield,
ix.	U/W NCF Debt Yield,
x.	NOI Debt Yield at Maturity,
xi.	NCF Debt Yield at Maturity,
xii.	Annual Debt Service Payment (After IO),
xiii.	Annual Debt Service Payment (Current) and
xiv.	Cut-off Balance per Unit

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, KeyBank instructed us to round the characteristics listed in i. through iv. above to two decimal places and the characteristics listed in v. through xi. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 9

13. (continued)

For the Underlying Properties associated with each Multiple Property Loan, KeyBank instructed us to use the:

a.	UW NOI DSCR (Current),
b.	UW NOI DSCR (After IO Period),
c.	UW NCF DSCR (Current),
d.	UW NCF DSCR (After IO Period),
e.	"As is" Cut-off Date LTV,
f.	LTV at Cut-off,
g.	LTV at Maturity,
h.	U/W NOI Debt Yield,
i.	U/W NCF Debt Yield
j.	NOI Debt Yield at Maturity and
k.	NCF Debt Yield at Maturity

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through k. above for each Underlying Property associated with such Multiple Property Loan.

For any Pari Passu Mortgage Loan, KeyBank instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.	Monthly Debt Service Payment (Current) and
b.	Pari Passu Companion Loan Monthly Debt Service (Current),

as shown on the Final Data File, to recalculate the “UW NOI DSCR (Current)” and “UW NCF DSCR (Current)” characteristics.

For any Pari Passu Mortgage Loan, KeyBank instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.	Monthly Debt Service Payment (After IO) and
b.	Pari Passu Companion Loan Monthly Debt Service (After IO),

as shown on the Final Data File, to recalculate the “UW NOI DSCR (After IO)” and “UW NCF DSCR (After IO)” characteristics.

For any Pari Passu Mortgage Loan, KeyBank instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.	Cut-off Balance and
b.	Non-Trust Pari Passu Cut-off Date Balance,

as shown on the Final Data File, to recalculate the:

i.	"As is" Cut-off Date LTV,
ii.	LTV at Cut-off,
iii.	U/W NOI Debt Yield,
iv.	U/W NCF Debt Yield and
v.	Cut-off Balance per Unit

characteristics.

Attachment A Page 8 of 9

13. (continued)

For any Pari Passu Mortgage Loan, KeyBank instructed us to use the combined principal balance as of the “Maturity/ARD Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.       Maturity Balance and

b.       Non-Trust Pari Passu Balloon Balance,

as shown on the Final Data File, to recalculate the:

i.	LTV at Maturity,
ii.	NOI Debt Yield at Maturity and
iii.	NCF Debt Yield at Maturity

characteristics.

14.	Using the:
a.	Major Tenant Sq. Ft. # 1,
b.	Major Tenant Sq. Ft. # 2,
c.	Major Tenant Sq. Ft. # 3,
d.	Major Tenant Sq. Ft. # 4,
e.	Major Tenant Sq. Ft. # 5 and
f.	Units/Rentable Square Ft.,

as shown on the Final Data File, we recalculated the:

i.	Major % of Sq. Ft. # 1,
ii.	Major % of Sq. Ft. # 2,
iii.	Major % of Sq. Ft. # 3,
iv.	Major % of Sq. Ft. # 4 and
v.	% NSF of 5th Largest Tenant (%)

of each mortgaged property (except for the mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each mortgaged property that does not have commercial tenants, KeyBank instructed us to use “NAP” for each of the characteristics listed in i. through v. above.

Attachment A Page 9 of 9

15.	Using:
a.	Information on the Final Data File,
b.	Information in the applicable Data Source(s) and/or Secondary Financing Documents and
c.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt Cut-off Balance per Unit,
ii.	Total Debt Balance per Unit at Maturity,
iii.	Total Debt LTV at Cut-off,
iv.	Total Debt LTV at Maturity,
v.	Total Debt U/W NOI Debt Yield,
vi.	Total Debt U/W NCF Debt Yield,
vii.	Total Debt NOI Debt Yield at Maturity,
viii.	Total Debt NCF Debt Yield at Maturity,
ix.	Total Debt UW NOI DSCR (After IO Period) and
x.	Total Debt UW NCF DSCR (After IO Period)

of any Mortgage Loan on the Final Data File with the “Existing Additional Debt (Yes/No)” characteristic as “Yes” (each, a “Mortgage Loan With Existing Debt”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, KeyBank instructed us to round the characteristics listed in iii. through viii. above to the nearest 1/10th of one percent and the characteristics listed in ix. and x. above to two decimal places.

For any Mortgage Loan that is not a Mortgage Loan With Existing Debt, KeyBank instructed us to use “<blank>” for each of the characteristics listed in i. through x. above.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by KeyBank

• N/A	Original Balance, Cut-off Balance and Maturity Balance	The “Original Balance,” “Cut-off Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined herein) that are stated in the applicable Data Source (as defined herein)

• Pretium Industrial Portfolio	Original Balance Cut-off Balance and Maturity Balance

The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

The “Cut-off Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

• N/A	Original Balance, Cut-off Balance and Maturity Balance	The “Original Balance,” “Cut-off Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the ““As is” Appraisal Value” for each respective Underlying Property that is stated in the applicable Source Document

• N/A	Original Balance, Cut-off Balance and Maturity Balance	The “Original Balance,” “Cut-off Balance” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “UW NCF” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by KeyBank” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Sub-Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units/Rentable Square Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Capex Renovation Summary
Current Physical Occupancy	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Current Rent Roll/Census Date (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Second Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Second Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Date of Valuation (see Note 7)	Appraisal Report or Portfolio Appraisal Report
“As is” Appraisal Value	Appraisal Report or Portfolio Appraisal Report
“As is” Date of Valuation	Appraisal Report or Portfolio Appraisal Report
FIRREA Eligible (Yes/No)	Appraisal Report or Portfolio Appraisal Report
Valuation Source Securitization Code (see Note 3)	Appraisal Report or Portfolio Appraisal Report
Date of Engineering Report	Engineering Report
Date of Phase I Report (see Note 1)	Phase I Environmental Report
Date of Phase II Report (if applicable) (see Note 8)	Phase II Environmental Report
Date of Seismic Report (see Note 9)	Seismic Report
PML/SEL (%) (see Note 9)	Seismic Report
Single Tenant (Yes/No)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel
Earthquake Insurance (Y/N) (see Note 10)	Certificate of Property Insurance or Insurance Review Document
Terrorism Insurance (Y/N) (see Note 10)	Certificate of Property Insurance or Insurance Review Document
Windstorm Insurance (Y/N) (see Note 10)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (Y/N) (see Notes 8 and 10)	Environmental Insurance Certificate

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 11)

Characteristic	Source Document(s)

Major Tenant Name # 1	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Lease Expiration Date # 1 (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Name # 2	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Lease Expiration Date # 2 (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Name # 3	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Lease Expiration Date # 3 (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Name # 4	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Lease Expiration Date # 4 (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Name # 5	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Sq. Ft. # 5	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Major Tenant Lease Expiration Date # 5 (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Top Five Movie Theater Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Top Five Health Club Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Top Five Bank Branch Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Top Five Restaurant Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Top Five Medical Office Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

School, Educational Facility, and/or Beauty and Cosmetology School Tenant (Top 15 Loans Only)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Religious Center Tenant (Top 15 Loans Only)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Automobile Service Center Tenant (Top 15 Loans Only)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Underwriting Information: (see Note 13)

Characteristic	Source Document(s)

Third Most Recent Operating Statement Date	Underwriter’s Summary Report
Third Most Recent EGI	Underwriter’s Summary Report
Third Most Recent Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Third Most Recent Capital Items	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Operating Statement Date	Underwriter’s Summary Report
Second Most Recent EGI	Underwriter’s Summary Report
Second Most Recent Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Second Most Recent Capital Items	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent Operating Statement Date	Underwriter’s Summary Report
Most Recent # of Months	Underwriter’s Summary Report
Most Recent EGI	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Capital Items	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
UW Revenues	Underwriter’s Summary Report
UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report
ADR ($) (see Note 14)	Underwriter’s Summary Report
RevPar ($) (see Note 14)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Replacement Reserve	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement
Replacement Reserve Cap	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement
Replacement Reserve Springing Condition	Loan Agreement, Deed of Trust or Loan Modification Agreement
Replacement Reserve Interest To Borrower	Loan Agreement, Deed of Trust or Loan Modification Agreement
Monthly TI/LC	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement
TI/LC Reserve Cap	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement
TI/LC Reserve Springing Condition	Loan Agreement, Deed of Trust or Loan Modification Agreement
TI/LC Reserve Interest To Borrower	Loan Agreement, Deed of Trust or Loan Modification Agreement
Monthly Tax Constant / Escrow	Loan Agreement, Deed of Trust, Closing Statement, Loan Modification Agreement or Tax Escrow Analysis
Tax Reserve Springing Condition	Loan Agreement, Deed of Trust or Loan Modification Agreement
Tax Reserve Interest To Borrower	Loan Agreement, Deed of Trust or Loan Modification Agreement
Monthly Insurance Constant / Escrow	Loan Agreement, Deed of Trust, Closing Statement, Loan Modification Agreement or Insurance Escrow Analysis
Insurance Reserve Springing Condition	Loan Agreement, Deed of Trust or Loan Modification Agreement
Insurance Reserve Interest To Borrower	Loan Agreement, Deed of Trust or Loan Modification Agreement
Monthly Other Reserve	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement
Description Other Reserve	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement
Other Reserve Cap	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement
Other Reserve Springing Condition	Loan Agreement, Deed of Trust or Loan Modification Agreement
Other Reserve Interest to Borrower	Loan Agreement, Deed of Trust or Loan Modification Agreement
Replacement Reserve taken at Closing	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

TI/LC taken at Closing	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement
Engineering Reserve taken at Closing	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement
Engineering Reserve Interest to Borrower	Loan Agreement, Deed of Trust or Loan Modification Agreement
Tax at Closing	Loan Agreement, Deed of Trust, Closing Statement, Loan Modification Agreement or Tax Escrow Analysis
Insurance at Closing	Loan Agreement, Deed of Trust, Closing Statement, Loan Modification Agreement or Insurance Escrow Analysis
Other Reserve at Closing	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement
Earnout/Holdback	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement
Earnout/Holdback Description	Loan Agreement, Deed of Trust, Closing Statement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Is Borrower a DST (Delaware Statutory Trust)?	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Original Balance (see Note 15)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Loan Structure Code (see Note 3)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Interest Rate	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (After IO) (see Notes 15 and 16)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (Current) (see Notes 15 and 16)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service Payment (After IO) (see Note 15)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service Payment (Current) (see Note 15)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Amortization Type	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 3)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Interest Calculation (30/360 / Actual/360)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 17)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Maturity/ARD Date (see Note 18)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
ARD (Yes/No)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Payment Day	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Assumption Fee	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Guarantor	Guaranty Agreement, Deed of Trust, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 18)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
LockBox Type (see Note 19)	Loan Agreement, Deed of Trust, Loan Modification Agreement, Deposit Account Agreement or Cash Management Agreement
Cash Management (see Note 19)	Loan Agreement, Deed of Trust, Loan Modification Agreement, Deposit Account Agreement or Cash Management Agreement
Excess Cash Trap Trigger	Loan Agreement, Deed of Trust, Loan Modification Agreement, Deposit Account Agreement or Cash Management Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Provision (see Notes 20 and 28)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Notes 21 and 28)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 20, 22 and 28)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 20 and 23)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Prepayment/ Defeasance Begin Date (see Notes 20, 24 and 28)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Prepayment/ Defeasance End Date (see Notes 22 and 28)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date (see Notes 22 and 28)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Yield Maintenance End Date (see Notes 25 and 28)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 25 and 28)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Prepayment Type (see Note 28)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Partial Prepayment or Release Description	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Substitution Allowed (Yes/No)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Substitution Description	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
SPE	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Independent Director (Yes/No)	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Non-Consolidation Opinion (Yes/No)	Promissory Note, Deed of Trust, Loan Agreement, Loan Modification Agreement or Non-Consolidation Opinion
TIC	Promissory Note, Deed of Trust, Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Cross-Collateralized	Promissory Note, Loan Agreement, Deed of Trust, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit	Letter of Credit, Promissory Note, Loan Agreement, Deed of Trust or Loan Modification Agreement
Existing Additional Debt (Yes/No) (see Note 26)	Promissory Note, Loan Agreement, Deed of Trust, Loan Modification Agreement or Secondary Financing Documents
Existing Additional Debt Amount (see Note 26)	Promissory Note, Loan Agreement, Deed of Trust, Loan Modification Agreement or Secondary Financing Documents
Existing Additional Debt Description (see Note 26)	Promissory Note, Loan Agreement, Deed of Trust, Loan Modification Agreement or Secondary Financing Documents
Future Debt Permitted? (Yes/No)	Loan Agreement, Deed of Trust or Loan Modification Agreement
Future Debt Permitted Type	Loan Agreement, Deed of Trust or Loan Modification Agreement
Future Debt Description	Loan Agreement, Deed of Trust or Loan Modification Agreement
Loan Purpose	Closing Statement or Purchase and Sale Agreement
Property Manager	Management Agreement, Operating Agreement, Loan Agreement, Deed of Trust or Loan Modification Agreement
Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Franchise Comfort Letter, Operating Agreement, Deed of Trust, Loan Agreement or Loan Modification Agreement
Franchise Agreement Expiration Date	Franchise Agreement, Franchise Agreement Amendment, Franchise Comfort Letter, Operating Agreement, Deed of Trust, Loan Agreement or Loan Modification Agreement
Previous Securitization (see Note 27)	Bloomberg Screenshot or Trepp Screenshot

Exhibit 2 to Attachment A

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, KeyBank instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Pretium Industrial Portfolio	Pretium – Cleveland, TN	Date of Phase I Report	2/1/2019

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by KeyBank.

2.	For the purpose of comparing the indicated characteristics, KeyBank instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the indicated characteristics, KeyBank instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, KeyBank instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent as shown in the applicable Source Document(s).

5.	KeyBank instructed us to only perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics for any mortgaged property on the Preliminary Data File with the “Primary Unit of Measure” characteristic as “Sq. Ft.” For any mortgaged property on the Preliminary Data File that does not have the “Primary Unit of Measure” characteristic as “Sq. Ft.,” KeyBank instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

KeyBank instructed us to only perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics for any mortgaged property on the Preliminary Data File that does not have the “Primary Unit of Measure” characteristic as “Sq. Ft.” For any mortgaged property on the Preliminary Data File with the “Primary Unit of Measure” characteristic as “Sq. Ft.,” KeyBank instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For any mortgaged property on the Preliminary Data File with the “Single Tenant (Yes/No)” characteristic as “Yes,” KeyBank instructed us to use the Cut-off Date of the related Mortgage Loan for the “Current Rent Roll/Census Date” characteristic.

7.	For any mortgaged property on the Preliminary Data File that does not have “As Is” for the “Appraisal Value As Is / Stabilized” characteristic, KeyBank instructed us to use the corresponding appraised value and date associated with such appraisal value type, as shown in the applicable Source Document(s), for the “Appraisal Value” and “Date of Valuation” characteristics, respectively.

8.	KeyBank instructed us to perform procedures on the “Date of Phase II Report (if applicable)” characteristic only for mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

KeyBank instructed us to perform procedures on the “Environmental Insurance (Y/N)” characteristic only for mortgaged properties (if any) that contained an environmental insurance certificate Source Document in the related loan file. We performed no procedures to determine if any mortgaged property on the Preliminary Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

9.	KeyBank instructed us to perform procedures on the “Date of Seismic Report” and “PML/SEL (%)” characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the indicated characteristics, KeyBank instructed us to use the applicable Source Document(s) even if these Source Document(s) expired prior to the Cut-off Date.

Exhibit 2 to Attachment A

Notes: (continued)

11.	For the purpose of comparing the “Major Tenant Information” characteristics, KeyBank instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s). Furthermore, KeyBank instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, KeyBank instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

12.	For the purpose of comparing the indicated characteristics, KeyBank instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

13.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, KeyBank instructed us to ignore differences of +/- $1 or less.

14.	KeyBank instructed us to only perform procedures on the “ADR ($)” and “RevPar ($)” characteristics for any mortgaged property on the Preliminary Data File with the “Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”). For any mortgaged property on the Preliminary Data File that is not a Hospitality Property, KeyBank instructed us to use “$0.00” for the “ADR ($)” and “RevPar ($)” characteristics.

For the purpose of comparing the “ADR ($)” and “RevPar ($)” characteristics for any Hospitality Property, KeyBank instructed us to use the “most recent” or “trailing 12 month” values, as applicable, as shown in the underwriter’s summary report Source Document.

15.	KeyBank indicated that the Mortgage Loan(s) listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, KeyBank indicated that with respect to any Pari Passu Mortgage Loan that contains “B Note” in the “Existing Additional Debt Description” characteristic (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”) the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

Exhibit 2 to Attachment A

Notes: (continued)

15. (continued)

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule provided by KeyBank (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Source(s)”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s).

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

Parklawn Building	Mortgage Loan Companion Loan(s)	$60,800,000 $200,800,000	Promissory Notes

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance” characteristic for each Pari Passu Mortgage Loan, KeyBank instructed us to use the information in the ”Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, then Amortizing” or “Interest Only, then Amortizing, ARD” as the “Amortization Type,” as shown on the Preliminary Data File (each, a “Partial IO Pari Passu Mortgage Loan”), KeyBank instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance” of the Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service Payment (After IO)” characteristic for any Partial IO Pari Passu Mortgage Loan, KeyBank instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Non-Trust Pari Passu Original Balance” of the related Companion Loan(s), as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Exhibit 2 to Attachment A

Notes: (continued)

15. (continued)

For the purpose of comparing the “Monthly Debt Service Payment (Current)” characteristic for any Partial IO Pari Passu Mortgage Loan with “0” as the “Rem IO Period,” as shown on the Preliminary Data File, KeyBank instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance” of the Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service Payment (Current)” characteristic for any Partial IO Pari Passu Mortgage Loan with “0” as the “Rem IO Period,” as shown on the Preliminary Data File, KeyBank instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Non-Trust Pari Passu Original Balance” of the related Companion Loan(s), as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service Payment (Current)” characteristic for any Partial IO Pari Passu Mortgage Loan with the “Rem IO Period” characteristic value greater than zero, as shown on the Preliminary Data File, and which also has the “Interest Calculation (30/360 / Actual/360)” characteristic as “Actual/360” on the Preliminary Data File, KeyBank instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service Payment (Current)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Preliminary Data File,
b.	The interest rate for the related Companion Loan(s), as shown in the applicable Data Source(s), and
c.	365/360.

Exhibit 2 to Attachment A

Notes: (continued)

15. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service Payment (After IO)” and “Pari Passu Companion Loan Monthly Debt Service Payment (Current)” characteristics for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only, ARD” as the “Amortization Type,” as shown on the Preliminary Data File, and which also has the “Interest Calculation (30/360 / Actual/360)” characteristic as “Actual/360” on the Preliminary Data File, KeyBank instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service Payment (After IO)” and “Pari Passu Companion Loan Monthly Debt Service Payment (Current)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Preliminary Data File,
b.	The interest rate for the related Companion Loan(s), as shown in the applicable Data Source(s), and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” and “Monthly Debt Service Payment (Current)” characteristics for any Pari Passu Mortgage Loan with “Amortizing” or “Amortizing, ARD” as the “Amortization Type,” as shown on the Preliminary Data File (each, an “Amortizing Pari Passu Mortgage Loan”), KeyBank instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance” of the Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service Payment (After IO)” and “Pari Passu Companion Loan Monthly Debt Service Payment (Current)” characteristics for any Amortizing Pari Passu Mortgage Loan, KeyBank instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Non-Trust Pari Passu Original Balance” of the related Companion Loan(s), as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, KeyBank instructed us to use “<blank>” for the “Pari Passu Companion Loan Monthly Debt Service Payment (After IO)” and “Pari Passu Companion Loan Monthly Debt Service Payment (Current)” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

16.	For the purpose of comparing the “Monthly Debt Service Payment (After IO)” and “Monthly Debt Service Payment (Current)” characteristics for any Mortgage Loan on the Preliminary Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only, ARD” (each, an “Interest Only Loan”) which also has the “Interest Calculation (30/360 / Actual/360)” characteristic as “Actual/360” on the Preliminary Data File, KeyBank instructed us to recalculate the “Monthly Debt Service Payment (After IO)” and “Monthly Debt Service Payment (Current)” characteristics as 1/12th of the product of:
a.	The “Original Balance,” as shown on the Preliminary Data File,
b.	The “Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for any Mortgage Loan on the Preliminary Data File with the “Amortization Type” characteristic as “Interest Only, then Amortizing” or “Interest Only, then Amortizing, ARD” (each, a “Partial IO Loan”) (except for any Partial IO Pari Passu Mortgage Loan(s), which are described above), KeyBank instructed us to use the monthly debt service following the expiration of the “Original Interest Only Period (Months),” as shown in the applicable Source Document(s).

For the purpose of comparing the “Monthly Debt Service Payment (Current)” characteristic for any Partial IO Loan with “0” as the “Rem IO Period” (except for any Partial IO Pari Passu Mortgage Loan(s), which are described above), as shown on the Preliminary Data File, KeyBank instructed us to use the monthly debt service following the expiration of the “Original Interest Only Period (Months),” as shown in the applicable Source Document(s).

For the purpose of comparing the “Monthly Debt Service Payment (Current)” characteristic for any Partial IO Loan with the “Rem IO Period” characteristic value greater than zero, as shown on the Preliminary Data File, and which also has the “Interest Calculation (30/360 / Actual/360)” characteristic as “Actual/360” on the Preliminary Data File, KeyBank instructed us to recalculate the “Monthly Debt Service Payment (Current)” characteristic as 1/12th of the product of:

a.	The “Original Balance,” as shown on the Preliminary Data File,
b.	The “Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” and “Monthly Debt Service Payment (Current)” characteristics for any Mortgage Loan on the Preliminary Data File with the “Amortization Type” characteristic as “Amortizing Balloon” or “Amortizing Balloon, ARD” (each, an “Amortizing Loan”) (except for any Amortizing Pari Passu Mortgage Loans, which are described above) KeyBank instructed us to use the monthly payment, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

17.	For the purpose of comparing the “Interest Only Indicator” characteristic, KeyBank instructed us to use “true” for any Interest Only Loan and Partial IO Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, KeyBank instructed us to use “false” for the “Interest Only Indicator” characteristic.

18.	For the purpose of comparing the “Maturity/ARD Date” characteristic for any Mortgage Loan on the Preliminary Data File with the “ARD (Yes/No)” characteristic as “Yes,” KeyBank instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Preliminary Data File where the applicable Source Document(s) do not define the first payment date, KeyBank instructed us to assume that the “First Payment Date” is the “Payment Day” related to the first full interest accrual period, as shown in the applicable Source Document(s).

19.	For the purpose of comparing the “LockBox Type” and “Cash Management” characteristics, KeyBank instructed us to use the descriptions included in the Draft Preliminary Prospectus.

20.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, KeyBank instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

21.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, KeyBank instructed us to use “true” for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that cannot be prepaid with yield maintenance, KeyBank instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

22.	For the purpose of comparing the “Lockout Expiration Date” characteristic, KeyBank instructed us to use the day prior to the first “Payment Day” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Day” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, KeyBank instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For any Mortgage Loan for which there is no lockout period, KeyBank instructed us to use “NAP” for the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment/ Defeasance End Date” characteristic, KeyBank instructed us to use the day prior to the first “Payment Day” which occurs during the open period.

Exhibit 2 to Attachment A

Notes: (continued)

22. (continued)

For the purpose of comparing the “Prepayment Lock Out End Date” characteristic, KeyBank instructed us to use the day prior to the first “Payment Day” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Day” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, KeyBank instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

23.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, KeyBank instructed us to use the first “Payment Day” in the defeasance period. For any Mortgage Loan that does not allow for defeasance, KeyBank instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

24.	For the purpose of comparing the “Prepayment/ Defeasance Begin Date” characteristic, KeyBank instructed us to use the first “Payment Day” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the first “Payment Day” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, KeyBank instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment/ Defeasance Begin Date” characteristic.

25.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with yield maintenance, KeyBank instructed us to use the day prior to the first “Payment Day” in the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance, KeyBank instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

26.	KeyBank instructed us to perform procedures on the:
a.	Existing Additional Debt (Yes/No),
b.	Existing Additional Debt Amount and
c.	Existing Additional Debt Description

characteristics only for any Mortgage Loan on the Preliminary Data File for which either:

i.	The promissory note, loan agreement, deed of trust and/or loan modification agreement Source Documents describe the existence of any additional debt or
ii.	KeyBank provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt, or in the case of any Pari Passu Mortgage Loan with Subordinate Secured Debt for which KeyBank provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule that describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s) and/or Secondary Financing Documents provided to us by KeyBank, we could not determine whether there is other existing secondary financing.

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), KeyBank instructed us to use “No” as the value on the Preliminary Data File for the “Existing Additional Debt (Yes/No)” characteristic and “NAP” for the “Existing Additional Debt Amount” and “Existing Additional Debt Description” characteristics.

For the Mortgage Loan identified on the Preliminary Data File as “Westmoreland Medical Center,” the applicable Source Document(s) indicate the existence of mezzanine debt. KeyBank provided us with a payoff statement indicating that the mezzanine debt had been repaid and instructed us to use “No” for the “Existing Additional Debt (Yes/No)” characteristic and “NAP” for the “Existing Additional Debt Amount” and “Existing Additional Debt Description” characteristics.

27.	For the purpose of comparing the “Previous Securitization” characteristic for any Mortgage Loan that KeyBank indicated was included in a previous securitization (the “Previously Securitized Loans”), KeyBank provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

Exhibit 2 to Attachment A

Notes: (continued)

28.	For the Mortgage Loan identified on the Preliminary Data File as “Pretium Industrial Portfolio,” the loan agreement Source Document contains the following:

“Borrower shall have the right at any time prior to the Maturity Date to obtain the release (a “Partial Release”) of an applicable Individual Property (each such Individual Property to be released, individually and collectively, the “Released Property”) from the lien of the Security Instrument (and related Loan Documents) and the release of Borrowers Obligations under the Loan Documents with respect to such Released Property (other than those expressly stated to survive), upon the satisfaction of each of the following conditions precedent:”

“Borrower shall (i) partially prepay the Debt in accordance with this Agreement in an amount equal to the lesser of (A) the Outstanding Principal Balance and (B) 110% of the Allocated Loan Amount for the Released Property (as applicable, the Release Amount"), (ii) unless such prepayment is tendered on a Payment Date, pay to Lender an amount equal to the interest that would have accrued on the amount being prepaid for the full Accrual Period had the prepayment not been made and (iii) except in connection with a Partial Release due solely to an Individual Property Loss Event, pay to Lender the Yield Maintenance Premium (as defined in the Note) to the extent that such prepayment occurs at any time other than after the Permitted Par Prepayment Date. If such a Partial Release will not result in the payment of the Loan in full, any portion of the Release Amount applied to the principal amount of the Debt in accordance herewith shall be applied first, to reduce the Allocated Loan Amount attributable to the Released Property to zero and second to reduce the Outstanding Principal Balance of the Loan”

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore all “Yield Maintenance Premium” language in the above description.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by KeyBank that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Number
Property Flag
Properties per Loan
Sort
Mortgage Loan Originator
Appraisal Value As Is / Stabilized
Confirm Required Repairs are escrowed at 125% (Yes/No)
Owner Occupancy > 5%
Sponsor
Related Principal
Warm Body Guarantor Y/N
Sub Serviced (Y/N)
Sub Servicer Name
Sub Servicer Cashiering
Sub Servicer Fee Rate
Master
Primary
Trustee/Administrator Fee
Asset Representations Reviewer
Operating Advisor Fee
CREFC Fee
Servicing Fee
Total Administrative Fee
% of Total Cut-off Date Pool Balance
Credit Estimate
Pari Passu Debt (Yes/No)
Pari Passu Controlling Note (Yes/No)
Non-Trust Pari Passu Original Balance
Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)
Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)
Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description)
Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)
Prior Borrower/Sponsor BK, Material Litigation, Felony, Other (Y/N)
Borrower Issue Description
Loan Status
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date

Exhibit 3 to Attachment A

Characteristic

Paid Through Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Financials Start Date
Most Recent Financials End Date
Valuation Securitization Date
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Most Recent Physical Occupancy Percentage
Most Recent Revenue Amount
Operating Expenses Amount
Most Recent Net Operating Income Amount
Most Recent Net Cash Flow Amount
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Property Status Code
Defeased Status Code
Asset Added Indicator

Exhibit 3 to Attachment A

Characteristic

Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Year Built Number
Year Last Renovated
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
Largest Tenant
Second Largest Tenant
Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
Coop -Rental Value
Coop - LTV as Rental

Exhibit 3 to Attachment A

Characteristic

Coop - Unsold Percent
Coop - Sponsor Units
Coop - Investor Units
Coop - Coop Units
Coop - Sponsor/Investor Carry
Coop - Committed Secondary Debt

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.